Submission	Dec. 05, 2025
Submission [Line Items]
Central Index Key	0000310158
Registrant Name	Merck & Co., Inc.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A